EARNINGS PER SHARE (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 16, 2011 8.75% subordinated notes	Dec. 31, 2011 8.75% subordinated notes	Dec. 16, 2011 Warrants	Dec. 31, 2011 Warrants
Earnings Per Common Share
Numerator (Included in basic and diluted earnings per share)	$ 1,046,000	$ 1,021,000	$ 881,000	$ 760,000	$ 630,000	$ 903,000	$ 790,000	$ 558,000	$ 403,000	$ 3,287,000	$ 2,271,000	$ 3,292,000	$ 2,654,000	$ 1,190,000
Weighted average common shares outstanding for:
Basic earnings common per share (in shares)	5,295,000		4,693,000							5,281,000	3,780,000	4,144,000	3,287,000	3,262,000
Dilutive securities:
Warrants - Treasury stock method (in shares)	46,000		31,000							41,000	27,000	28,000
Diluted earnings per share (in shares)	5,341,000		4,726,000							5,322,000	3,807,000	4,172,000	3,287,000	3,262,000
The average market price used in calculating assumed number of shares (in dollars per share)	$ 10.33		$ 8.27							$ 9.50	$ 7.84	$ 7.98	$ 6.34	$ 5.78
Earnings per common share
Warrants issued (in shares)																	107,500	107,500
Debt issued															$ 2,500,000	$ 2,500,000